Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Share-Based Compensation

NOTE 9. SHARE-BASED COMPENSATION
The Company has a share-based compensation plan (the “Plan”) for employees, board members and service providers. Under the Plan, options and RSUs issued have no voting rights and vest proportionately over periods ranging from the grant date to 4 years from the issuance date. Stock options exercised and RSUs issued are converted to SVS. Stock options expire after 10 years after the grant date. The maximum number of shares issued under the Plan shall not exceed 10% of the issued and outstanding shares.
Stock Options
A summary of the status of the stock options outstanding consisted of the following:

(Options and intrinsic value in thousands)	Number of stock options outstanding	Weighted-average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding – January 1, 2023	25,528	$5.00	7.54	$921
Granted	3,478	1.72
Exercised	—	—
Forfeited	(4,903)	5.43
Outstanding - December 31, 2023	24,103	$4.45	6.60	$328
Exercisable - December 31, 2023	15,989	$4.27	5.75	$328
During the year ended December 31, 2022, options were exercised for gross proceeds of $2.9 million. During the year ended December 31, 2023, there were no options exercised.
The following table summarizes the weighted average grant date fair value and total intrinsic value of options exercised for the years ended December 31, 2023 and 2022:

(Per share)	2023	2022
Weighted average grant date fair value of stock option units granted	$1.21	$2.59
Intrinsic value of stock option units exercised, using market price at exercise date	$—	$5,106

Weighted average stock price of options on the dates on which options were exercised during the year ended December 31, 2022 was $4.64 per option.
The fair value of stock options granted under the Plan during the years ended December 31, 2023 and 2022, was determined using the Black-Scholes option-pricing model with the following range of assumptions at the time of the grant:

	2023	2022
Risk-free annual interest rate	3.7% to 4.0%	1.4% to 3.0%
Expected annual dividend yield	0%	0%
Expected stock price volatility	77.0% to 82.8%	74.9% to 80.4%
Expected life of stock options	5.0 to 7.0 years	5.5 to 7.0 years
Forfeiture rate	7.2% to 34.0%	7.2% to 28.0%
Fair value at grant date	$0.94 to $1.52	$1.23 to $4.90
Stock price at grant date	$1.35 to $2.01	$1.81 to $6.91
Exercise price range	$1.35 to $2.01	$1.81 to $6.91

Volatility was estimated by using the average historical volatility of comparable companies from a representative group of direct and indirect peers of publicly traded companies, as the Company and the cannabis industry have minimal historical share price history available. An increase in volatility would result in an increase in fair value at grant date. The expected life in years represents the period of time that options issued are expected to be outstanding. The risk-free rate is based on U.S. treasury bills with a remaining term equal to the expected life of the options. The forfeiture rate is estimated based on historical forfeitures experienced by the Company.
RSUs

The Company has an RSU program to provide employees an additional avenue to participate in the successes of the Company. The fair value of RSUs granted was determined by the fair value of the Company’s share price on the date of grant.
A summary of outstanding RSUs is provided below:

(Shares in thousands)	Number of RSUs outstanding	Weighted-average fair value
Outstanding – January 1, 2023	4,258	$5.71
Granted	6,347	1.77
Vested and settled	(1,769)	1.91
Forfeited	(1,974)	3.20
Outstanding - December 31, 2023	6,862	$2.91

The following table summarizes the total fair value of RSUs vested for the years ended December 31, 2023 and 2022:

($ in thousands)	2023	2022
Total fair value of RSUs vested, using market price at vest date	$3,373	$2,396
Expense Attribution

The following table sets forth the classification of share-based compensation expense related to options awards for the years ended December 31, 2023 and 2022:

($ in thousands)	2023	2022
Cost of goods sold	$1,059	$1,984
Selling, general and administrative expense	6,025	11,749
Total share-based compensation expense for option awards	$7,084	$13,733

Unrecognized share-based compensation expense related to option awards as of December 31, 2023 $5.4 million and will be recorded over the course of the next four years.
The following table sets forth the classification of share-based compensation expense related to RSU awards for years ended December 31, 2023 and 2022:

($ in thousands)	2023	2022
Cost of goods sold	$1,352	$2,097
Selling, general and administrative expense	6,899	7,914
Total share-based compensation expense for RSU awards	$8,251	$10,011

Unrecognized share-based compensation expense related to RSU awards as of December 31, 2023 is $5.8 million and will be recognized over the course of the next four years.

As of December 31, 2023 and December 31, 2022, ending inventory includes $0.7 million and $1.7 million capitalized share-based compensation expense related to both options and RSUs, respectively. For the year December 31, 2023 and 2022, share-based compensation expense was $3.4 million and $3.6 million, respectively, recorded to Cost of goods sold, which includes $1.7 million and $1.2 million, respectively, related to compensation expense capitalized to inventory in prior periods.